Discontinued Operations - Summary of Assets, Liabilities, Results of Operations and Cash Flows of Discontinued Operations (Parenthetical) (Details) ¥ in Millions	Dec. 31, 2019 CNY (¥)
Yitian Xindong
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Fair value of financial assets — contingent returnable consideration	¥ 98.5